Commitments and Contingencies - Convertible Security Financing and Convert Registration Rights Agreement (Details) - CIK0001838821_ARYA Sciences Acquisition Corp IV - USD ($)	Feb. 13, 2024	Jul. 02, 2024
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Number of trading days under convert registration rights agreement	15 days
New adagio convertible notes
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount	$ 12,500,000
Cashless exercise of warrants issued (in shares)	937,500
Number of trading days under convert registration rights agreement	45 days
Fourth convertible promissory note
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount		$ 1,000,000
PIPE financing
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount	$ 45,000,000
PIPE financing | 2024 Bridge financing notes
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Convertible promissory note	7,000,000
PIPE financing | New adagio convertible notes
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount	$ 5,500,000
Cashless exercise of warrants issued (in shares)	412,500
Convertible security financing
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount	$ 20,000,000
Debt instrument, percentage	13.00%
Conversion price (in dollars per share)	$ 10.00
Cashless exercise of warrants issued (in shares)	1,500,000
Cash price (in dollars per share)	$ 24.00
Term of debt	3 years 9 months
Convertible security financing | New adagio convertible notes
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount	$ 7,000,000
Cashless exercise of warrants issued (in shares)	525,000
Convertible security financing | Fourth convertible promissory note
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount	$ 7,500,000
Convertible security financing | Fourth convertible promissory note | Convertible debt securities
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount	48,000,000
Convertible security financing | Fourth convertible promissory note | Convertible debt securities | Minimum
Convertible Security Financing (Private Placement) and Convert Registration Rights Agreement
Principal amount	$ 2,000,000